Cover Page	Sep. 25, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2025
Entity File Number	1-12407
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Entity Tax Identification Number	72-1205791
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5321 Corporate Boulevard
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70808
City Area Code	225
Local Phone Number	926-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	LAMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Lamar Advertising Company [Member]
Document Information [Line Items]
Amendment Flag	false
Entity File Number	1-36756
Entity Registrant Name	LAMAR ADVERTISING CO/NEW
Entity Central Index Key	0001090425
Entity Tax Identification Number	47-0961620
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false